Net Interest Expense (Detail) - USD ($) $ in Millions	3 Months Ended	9 Months Ended
	Sep. 30, 2015	Sep. 30, 2015
Interest Income Expense Net
Interest costs	$ 45	$ 50
Interest costs capitalized	(21)	(22)
Interest expense, net of capitalized interest	24	28
Interest income	(1)	(2)
Net interest expense	$ 23	$ 26